JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc. *	5,922	3,862,210
Boeing Co. (The) *	62,047	10,952,536
GE Aerospace	89,897	18,300,332
General Dynamics Corp.	20,494	5,266,548
HEICO Corp.	3,513	839,396
HEICO Corp., Class A	6,395	1,217,160
Howmet Aerospace, Inc.	33,798	4,278,151
L3Harris Technologies, Inc.	15,693	3,327,073
Lockheed Martin Corp.	17,472	8,088,662
Northrop Grumman Corp.	12,125	5,908,149
RTX Corp.	110,229	14,214,030
Textron, Inc.	15,833	1,211,383
TransDigm Group, Inc.	4,652	6,295,738
		83,761,368
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	11,636	1,321,617
FedEx Corp.	18,651	4,940,090
United Parcel Service, Inc., Class B	60,596	6,921,881
		13,183,588
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	20,007	1,248,837
Automobiles — 2.3%
Ford Motor Co.	326,341	3,289,517
General Motors Co.	91,260	4,513,720
Tesla, Inc. *	232,010	93,871,246
		101,674,483
Banks — 3.6%
Bank of America Corp.	553,939	25,647,376
Citigroup, Inc.	156,962	12,781,416
Citizens Financial Group, Inc.	37,693	1,793,056
East West Bancorp, Inc.	11,533	1,187,553
Fifth Third Bancorp	56,409	2,499,483
First Citizens BancShares, Inc., Class A	881	1,942,332
Huntington Bancshares, Inc.	119,816	2,060,835
JPMorgan Chase & Co. (a)	233,649	62,454,378
KeyCorp	82,270	1,479,215
M&T Bank Corp.	13,773	2,771,678
PNC Financial Services Group, Inc. (The)	33,028	6,636,976
Regions Financial Corp.	76,184	1,877,174
Truist Financial Corp.	110,686	5,270,867
US Bancorp	129,096	6,168,207
Wells Fargo & Co.	276,598	21,795,922
		156,366,468
Beverages — 1.1%
Brown-Forman Corp., Class A	4,036	134,479
Brown-Forman Corp., Class B	24,733	816,436

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — continued
Coca-Cola Co. (The)	324,610	20,606,243
Constellation Brands, Inc., Class A	13,462	2,433,930
Keurig Dr Pepper, Inc.	90,273	2,897,763
Molson Coors Beverage Co., Class B	14,520	794,970
Monster Beverage Corp. *	58,435	2,846,369
PepsiCo, Inc.	114,214	17,210,908
		47,741,098
Biotechnology — 1.7%
AbbVie, Inc.	146,667	26,972,061
Alnylam Pharmaceuticals, Inc. *	10,701	2,903,288
Amgen, Inc.	44,653	12,744,859
Biogen, Inc. *	12,033	1,731,910
BioMarin Pharmaceutical, Inc. *	15,613	989,240
Exact Sciences Corp. *	15,266	855,659
Gilead Sciences, Inc.	103,515	10,061,658
Incyte Corp. *	13,615	1,009,688
Moderna, Inc. *	27,837	1,097,335
Neurocrine Biosciences, Inc. *	8,331	1,264,813
Regeneron Pharmaceuticals, Inc. *	8,780	5,908,764
Vertex Pharmaceuticals, Inc. *	21,379	9,870,257
		75,409,532
Broadline Retail — 4.5%
Amazon.com, Inc. *	788,813	187,485,074
Coupang, Inc. (South Korea) *	99,560	2,340,656
eBay, Inc.	39,790	2,685,029
MercadoLibre, Inc. (Brazil) *	4,053	7,790,636
		200,301,395
Building Products — 0.5%
Allegion plc	7,286	967,071
Builders FirstSource, Inc. *	9,526	1,593,509
Carrier Global Corp.	69,703	4,557,182
Johnson Controls International plc	55,501	4,329,078
Lennox International, Inc.	2,639	1,563,397
Masco Corp.	18,284	1,449,556
Owens Corning	7,186	1,326,176
Trane Technologies plc	18,727	6,793,219
		22,579,188
Capital Markets — 3.3%
Ameriprise Financial, Inc.	8,052	4,375,135
Ares Management Corp.	15,378	3,048,227
Bank of New York Mellon Corp. (The)	60,288	5,180,548
Blackrock, Inc.	11,527	12,397,288
Blackstone, Inc.	59,963	10,620,047
Carlyle Group, Inc. (The)	17,892	1,004,815
Charles Schwab Corp. (The)	119,212	9,861,217
CME Group, Inc.	29,877	7,066,508

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Coinbase Global, Inc., Class A *	16,805	4,895,801
FactSet Research Systems, Inc.	3,157	1,497,712
Franklin Resources, Inc.	23,748	528,155
Goldman Sachs Group, Inc. (The)	26,075	16,698,430
Intercontinental Exchange, Inc.	47,505	7,592,724
KKR & Co., Inc.	55,067	9,200,044
LPL Financial Holdings, Inc.	6,199	2,274,351
Moody's Corp.	13,022	6,503,708
Morgan Stanley	103,326	14,303,418
MSCI, Inc.	6,569	3,920,182
Nasdaq, Inc.	32,165	2,648,466
Northern Trust Corp.	16,413	1,843,016
Raymond James Financial, Inc.	15,286	2,575,385
S&P Global, Inc.	25,780	13,441,950
State Street Corp.	24,304	2,469,772
T. Rowe Price Group, Inc.	18,438	2,155,771
		146,102,670
Chemicals — 1.2%
Air Products and Chemicals, Inc.	18,462	6,189,570
Albemarle Corp.	9,729	819,084
Celanese Corp.	9,032	641,633
CF Industries Holdings, Inc.	14,359	1,324,043
Corteva, Inc.	57,850	3,775,869
Dow, Inc.	58,211	2,273,140
DuPont de Nemours, Inc.	34,701	2,665,037
Eastman Chemical Co.	9,824	978,962
Ecolab, Inc.	21,105	5,280,260
International Flavors & Fragrances, Inc.	21,204	1,846,656
Linde plc	39,480	17,612,818
LyondellBasell Industries NV, Class A	21,483	1,626,263
PPG Industries, Inc.	19,586	2,259,833
Sherwin-Williams Co. (The)	19,313	6,917,144
Westlake Corp.	2,814	321,556
		54,531,868
Commercial Services & Supplies — 0.5%
Cintas Corp.	28,770	5,770,399
Copart, Inc. *	72,517	4,200,910
Republic Services, Inc.	17,016	3,690,260
Rollins, Inc.	24,445	1,210,027
Veralto Corp.	19,638	2,030,373
Waste Management, Inc.	30,520	6,722,335
		23,624,304
Communications Equipment — 0.9%
Arista Networks, Inc. *	85,240	9,822,205
Cisco Systems, Inc.	330,152	20,007,211
F5, Inc. *	4,854	1,442,900

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — continued
Juniper Networks, Inc.	26,940	939,129
Motorola Solutions, Inc.	13,787	6,469,550
		38,680,995
Construction & Engineering — 0.1%
Quanta Services, Inc.	12,089	3,718,697
Construction Materials — 0.3%
CRH plc	56,428	5,588,065
Martin Marietta Materials, Inc.	5,125	2,788,615
Vulcan Materials Co.	11,033	3,024,697
		11,401,377
Consumer Finance — 0.6%
American Express Co.	45,885	14,566,193
Capital One Financial Corp.	31,575	6,432,143
Discover Financial Services	20,758	4,174,226
Synchrony Financial	32,313	2,228,951
		27,401,513
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	36,815	36,074,282
Dollar General Corp.	18,207	1,293,789
Dollar Tree, Inc. *	17,120	1,255,752
Kroger Co. (The)	56,147	3,460,901
Sysco Corp.	41,355	3,015,607
Target Corp.	38,309	5,283,194
Walmart, Inc.	360,179	35,355,171
		85,738,696
Containers & Packaging — 0.3%
Amcor plc	119,948	1,165,895
Avery Dennison Corp.	6,653	1,235,662
Ball Corp.	24,772	1,379,800
Crown Holdings, Inc.	9,997	878,336
International Paper Co.	43,217	2,404,162
Packaging Corp. of America	7,399	1,573,471
Smurfit WestRock plc	41,461	2,201,165
		10,838,491
Distributors — 0.1%
Genuine Parts Co.	11,630	1,351,987
Pool Corp.	3,135	1,079,224
		2,431,211
Diversified REITs — 0.0% ^
WP Carey, Inc.	18,035	1,008,337
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	596,102	14,145,500
Verizon Communications, Inc.	349,259	13,757,312
		27,902,812

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 1.4%
Alliant Energy Corp.	21,175	1,246,784
American Electric Power Co., Inc.	44,211	4,348,594
Constellation Energy Corp.	25,930	7,778,481
Duke Energy Corp.	64,025	7,170,160
Edison International	31,859	1,720,386
Entergy Corp.	35,027	2,839,989
Evergy, Inc.	19,071	1,223,786
Eversource Energy	29,694	1,712,750
Exelon Corp.	82,693	3,307,720
FirstEnergy Corp.	42,185	1,678,963
NextEra Energy, Inc.	170,282	12,185,380
NRG Energy, Inc.	17,279	1,770,061
PG&E Corp.	165,110	2,583,971
PPL Corp.	61,241	2,057,698
Southern Co. (The)	90,603	7,606,122
Xcel Energy, Inc.	47,705	3,205,776
		62,436,621
Electrical Equipment — 0.8%
AMETEK, Inc.	19,140	3,532,479
Eaton Corp. plc	32,837	10,719,310
Emerson Electric Co.	47,321	6,149,364
GE Vernova, Inc.	22,768	8,489,732
Hubbell, Inc.	4,434	1,875,626
Rockwell Automation, Inc.	9,530	2,653,438
Vertiv Holdings Co., Class A	30,009	3,511,653
		36,931,602
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	100,060	7,082,247
CDW Corp.	11,121	2,214,636
Corning, Inc.	64,210	3,344,057
Flex Ltd. *	32,154	1,339,214
Keysight Technologies, Inc. *	14,449	2,576,979
TE Connectivity plc (Switzerland)	24,894	3,683,565
Teledyne Technologies, Inc. *	3,899	1,993,676
Trimble, Inc. *	20,267	1,519,214
Zebra Technologies Corp., Class A *	4,242	1,662,609
		25,416,197
Energy Equipment & Services — 0.2%
Baker Hughes Co.	82,210	3,796,458
Halliburton Co.	73,475	1,911,819
Schlumberger NV	117,199	4,720,776
		10,429,053
Entertainment — 1.5%
Electronic Arts, Inc.	19,756	2,428,210
Liberty Media Corp-Liberty Formula One, Class A *	1,855	163,277
Liberty Media Corp-Liberty Formula One, Class C *	17,437	1,668,721

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
Live Nation Entertainment, Inc. *	12,300	1,779,564
Netflix, Inc. *	35,512	34,686,701
ROBLOX Corp., Class A *	45,373	3,224,659
Take-Two Interactive Software, Inc. *	13,546	2,512,919
Walt Disney Co. (The)	150,871	17,057,475
Warner Bros Discovery, Inc. *	185,575	1,937,403
		65,458,929
Financial Services — 4.4%
Apollo Global Management, Inc.	33,008	5,643,708
Berkshire Hathaway, Inc., Class B *	149,593	70,109,751
Block, Inc. *	45,945	4,172,725
Corebridge Financial, Inc.	19,475	657,476
Corpay, Inc. *	5,604	2,132,266
Equitable Holdings, Inc.	25,127	1,367,411
Fidelity National Information Services, Inc.	44,676	3,639,754
Fiserv, Inc. *	46,932	10,139,189
Global Payments, Inc.	21,035	2,373,800
Jack Henry & Associates, Inc.	6,043	1,052,026
Mastercard, Inc., Class A	67,647	37,573,173
PayPal Holdings, Inc. *	83,205	7,370,299
Visa, Inc., Class A	143,969	49,208,604
		195,440,182
Food Products — 0.6%
Archer-Daniels-Midland Co.	39,564	2,026,864
Bunge Global SA	11,721	892,320
Conagra Brands, Inc.	39,628	1,025,969
General Mills, Inc.	46,318	2,785,564
Hershey Co. (The)	12,249	1,828,163
Hormel Foods Corp.	24,065	721,469
J M Smucker Co. (The)	8,809	941,594
Kellanova	21,881	1,788,334
Kraft Heinz Co. (The)	73,231	2,185,213
Lamb Weston Holdings, Inc.	12,018	720,359
McCormick & Co., Inc. (Non-Voting)	20,879	1,612,485
Mondelez International, Inc., Class A	111,437	6,462,232
The Campbell's Co.	16,510	640,093
Tyson Foods, Inc., Class A	23,342	1,318,589
		24,949,248
Gas Utilities — 0.0% ^
Atmos Energy Corp.	12,885	1,836,241
Ground Transportation — 0.9%
CSX Corp.	160,203	5,265,873
JB Hunt Transport Services, Inc.	6,899	1,181,247
Norfolk Southern Corp.	18,783	4,795,300
Old Dominion Freight Line, Inc.	15,451	2,867,860

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
Uber Technologies, Inc. *	174,584	11,670,940
Union Pacific Corp.	50,312	12,466,810
		38,248,030
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	144,077	18,431,771
Align Technology, Inc. *	6,221	1,363,083
Baxter International, Inc.	42,103	1,370,874
Becton Dickinson & Co.	24,128	5,974,093
Boston Scientific Corp. *	122,313	12,519,959
Cooper Cos., Inc. (The) *	16,436	1,586,896
Dexcom, Inc. *	32,975	2,863,219
Edwards Lifesciences Corp. *	49,985	3,621,413
GE HealthCare Technologies, Inc.	32,596	2,878,227
Hologic, Inc. *	19,350	1,395,909
IDEXX Laboratories, Inc. *	6,838	2,885,978
Insulet Corp. *	5,793	1,612,655
Intuitive Surgical, Inc. *	29,436	16,833,860
Medtronic plc	106,547	9,676,598
ResMed, Inc.	12,206	2,882,813
STERIS plc	8,198	1,808,889
Stryker Corp.	29,888	11,694,875
Zimmer Biomet Holdings, Inc.	16,532	1,809,923
		101,211,035
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	20,214	2,499,663
Cencora, Inc.	14,169	3,601,902
Centene Corp. *	41,820	2,677,735
Cigna Group (The)	23,157	6,813,021
CVS Health Corp.	104,189	5,884,595
Elevance Health, Inc.	19,272	7,625,930
HCA Healthcare, Inc.	15,217	5,020,240
Humana, Inc.	9,986	2,928,195
Labcorp Holdings, Inc.	7,050	1,761,090
McKesson Corp.	10,550	6,274,613
Molina Healthcare, Inc. *	4,791	1,487,174
Quest Diagnostics, Inc.	9,205	1,501,336
UnitedHealth Group, Inc.	76,378	41,434,301
Universal Health Services, Inc., Class B	4,956	934,503
		90,444,298
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	12,907	1,256,496
Healthpeak Properties, Inc.	58,696	1,212,659
Ventas, Inc.	34,837	2,104,852
Welltower, Inc.	51,731	7,060,247
		11,634,254

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	12,276	2,863,500
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	58,080	970,517
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	35,361	4,638,302
Booking Holdings, Inc.	2,739	12,976,177
Carnival Corp. *	85,531	2,366,643
Chipotle Mexican Grill, Inc. *	112,406	6,558,890
Darden Restaurants, Inc.	9,990	1,950,447
Domino's Pizza, Inc.	2,889	1,297,508
DoorDash, Inc., Class A *	29,606	5,590,501
Expedia Group, Inc. *	10,515	1,797,539
Flutter Entertainment plc (United Kingdom) *	13,213	3,527,475
Hilton Worldwide Holdings, Inc.	19,853	5,083,758
Las Vegas Sands Corp.	31,502	1,443,737
Marriott International, Inc., Class A	19,251	5,594,148
McDonald's Corp.	59,539	17,188,909
MGM Resorts International *	19,014	655,603
Royal Caribbean Cruises Ltd.	20,478	5,459,435
Starbucks Corp.	94,342	10,158,746
Yum! Brands, Inc.	23,290	3,039,345
		89,327,163
Household Durables — 0.3%
DR Horton, Inc.	24,735	3,509,896
Garmin Ltd.	12,767	2,755,757
Lennar Corp., Class A	19,594	2,571,517
Lennar Corp., Class B	829	104,280
Millrose Properties, Inc., Class A ‡ *	10,149	94,386
NVR, Inc. *	241	1,931,899
PulteGroup, Inc.	17,003	1,934,601
		12,902,336
Household Products — 1.0%
Church & Dwight Co., Inc.	20,464	2,159,361
Clorox Co. (The)	10,300	1,634,404
Colgate-Palmolive Co.	67,881	5,885,283
Kimberly-Clark Corp.	27,646	3,593,151
Procter & Gamble Co. (The)	195,647	32,475,445
		45,747,644
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	58,923	648,153
Vistra Corp.	28,055	4,714,082
		5,362,235

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial Conglomerates — 0.4%
3M Co.	45,240	6,885,528
Honeywell International, Inc.	54,099	12,103,028
		18,988,556
Industrial REITs — 0.2%
Lineage, Inc.	5,860	351,600
Prologis, Inc.	76,760	9,153,630
		9,505,230
Insurance — 2.1%
Aflac, Inc.	41,928	4,502,229
Allstate Corp. (The)	21,974	4,226,259
American Financial Group, Inc.	6,124	836,293
American International Group, Inc.	51,717	3,809,474
Aon plc, Class A	18,005	6,676,614
Arch Capital Group Ltd.	30,936	2,879,214
Arthur J Gallagher & Co.	20,560	6,205,419
Brown & Brown, Inc.	20,308	2,125,435
Chubb Ltd.	31,214	8,486,462
Cincinnati Financial Corp.	12,867	1,763,422
Everest Group Ltd.	3,591	1,247,908
Fidelity National Financial, Inc.	21,384	1,243,907
Hartford Financial Services Group, Inc. (The)	23,968	2,673,630
Loews Corp.	15,411	1,316,870
Markel Group, Inc. *	1,055	1,929,363
Marsh & McLennan Cos., Inc.	40,967	8,884,923
MetLife, Inc.	48,266	4,175,492
Principal Financial Group, Inc.	19,375	1,597,469
Progressive Corp. (The)	48,550	11,964,662
Prudential Financial, Inc.	29,546	3,567,975
Reinsurance Group of America, Inc.	5,468	1,245,939
Travelers Cos., Inc. (The)	18,931	4,641,503
Willis Towers Watson plc	8,346	2,750,550
WR Berkley Corp.	25,584	1,505,107
		90,256,119
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A	485,420	99,035,389
Alphabet, Inc., Class C	428,479	88,095,282
Meta Platforms, Inc., Class A	181,105	124,813,944
Pinterest, Inc., Class A *	49,441	1,629,575
Snap, Inc., Class A *	89,752	1,013,300
		314,587,490
IT Services — 1.5%
Accenture plc, Class A (Ireland)	51,856	19,961,967
Akamai Technologies, Inc. *	12,654	1,264,135
Cloudflare, Inc., Class A *	24,990	3,458,616
Cognizant Technology Solutions Corp., Class A	41,662	3,441,698
EPAM Systems, Inc. *	4,644	1,179,390

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Gartner, Inc. *	6,367	3,456,199
GoDaddy, Inc., Class A *	11,118	2,364,243
International Business Machines Corp.	76,815	19,641,596
MongoDB, Inc. *	5,889	1,609,581
Okta, Inc. *	13,347	1,257,554
Snowflake, Inc., Class A *	27,124	4,923,277
Twilio, Inc., Class A *	12,118	1,776,256
VeriSign, Inc. *	6,928	1,489,520
		65,824,032
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	23,665	3,585,721
Avantor, Inc. *	56,129	1,250,554
Bio-Techne Corp.	13,122	965,123
Danaher Corp.	53,457	11,907,012
Illumina, Inc. *	13,162	1,747,124
IQVIA Holdings, Inc. *	15,165	3,053,624
Mettler-Toledo International, Inc. *	1,772	2,417,788
Revvity, Inc.	10,257	1,293,716
Thermo Fisher Scientific, Inc.	31,708	18,953,457
Waters Corp. *	4,911	2,040,422
West Pharmaceutical Services, Inc.	6,045	2,064,670
		49,279,211
Machinery — 1.6%
Caterpillar, Inc.	40,115	14,900,316
CNH Industrial NV	75,318	970,096
Cummins, Inc.	11,290	4,022,063
Deere & Co.	20,891	9,955,815
Dover Corp.	11,404	2,322,767
Fortive Corp.	29,165	2,371,989
IDEX Corp.	6,274	1,407,321
Illinois Tool Works, Inc.	24,455	6,337,758
Ingersoll Rand, Inc.	33,554	3,147,365
Otis Worldwide Corp.	33,596	3,205,730
PACCAR, Inc.	42,718	4,736,572
Parker-Hannifin Corp.	10,660	7,537,153
Pentair plc	13,719	1,422,386
Snap-on, Inc.	4,366	1,550,585
Stanley Black & Decker, Inc.	12,702	1,118,665
Westinghouse Air Brake Technologies Corp.	14,200	2,952,464
Xylem, Inc.	20,011	2,482,164
		70,441,209
Media — 0.5%
Charter Communications, Inc., Class A *	8,183	2,827,145
Comcast Corp., Class A	317,105	10,673,754
Fox Corp., Class A	19,284	986,955
Fox Corp., Class B	11,081	538,536

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Interpublic Group of Cos., Inc. (The)	31,327	898,145
News Corp., Class A	31,440	884,093
News Corp., Class B	8,681	274,754
Omnicom Group, Inc.	16,235	1,409,036
Trade Desk, Inc. (The), Class A *	37,003	4,391,516
		22,883,934
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	119,124	4,270,595
Newmont Corp.	94,485	4,036,399
Nucor Corp.	19,865	2,551,262
Southern Copper Corp. (Mexico)	7,288	667,727
Steel Dynamics, Inc.	12,248	1,570,194
		13,096,177
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	46,468	948,412
Multi-Utilities — 0.6%
Ameren Corp.	22,105	2,082,291
CenterPoint Energy, Inc.	53,097	1,729,369
CMS Energy Corp.	24,765	1,634,490
Consolidated Edison, Inc.	28,673	2,687,807
Dominion Energy, Inc.	69,518	3,864,506
DTE Energy Co.	17,116	2,051,866
NiSource, Inc.	38,740	1,445,002
Public Service Enterprise Group, Inc.	41,354	3,454,713
Sempra	52,287	4,336,161
WEC Energy Group, Inc.	26,173	2,597,932
		25,884,137
Office REITs — 0.0% ^
BXP, Inc.	13,011	951,625
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	18,602	4,160,337
Chevron Corp.	138,201	20,618,207
ConocoPhillips	108,562	10,729,182
Coterra Energy, Inc.	61,932	1,716,755
Devon Energy Corp.	54,458	1,857,018
Diamondback Energy, Inc.	15,752	2,588,999
EOG Resources, Inc.	46,637	5,866,468
EQT Corp.	46,864	2,395,688
Exxon Mobil Corp.	364,750	38,966,243
Hess Corp.	23,124	3,214,930
Kinder Morgan, Inc.	163,239	4,485,808
Marathon Petroleum Corp.	26,673	3,886,523
Occidental Petroleum Corp.	55,814	2,603,723
ONEOK, Inc.	48,344	4,697,586
Phillips 66	34,236	4,035,397
Targa Resources Corp.	17,968	3,536,102

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Texas Pacific Land Corp.	1,607	2,084,552
Valero Energy Corp.	26,538	3,529,554
Williams Cos., Inc. (The)	100,904	5,593,109
		126,566,181
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	53,297	3,585,289
Southwest Airlines Co.	49,324	1,514,740
United Airlines Holdings, Inc. *	27,147	2,873,239
		7,973,268
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	19,263	1,607,112
Kenvue, Inc.	143,967	3,065,058
		4,672,170
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	169,038	9,964,790
Eli Lilly & Co.	66,528	53,959,530
Johnson & Johnson	199,981	30,427,109
Merck & Co., Inc.	210,510	20,802,598
Pfizer, Inc.	470,800	12,485,616
Royalty Pharma plc, Class A	33,321	1,052,277
Viatris, Inc.	99,562	1,123,060
Zoetis, Inc.	37,476	6,404,649
		136,219,629
Professional Services — 0.7%
Automatic Data Processing, Inc.	33,871	10,263,252
Booz Allen Hamilton Holding Corp.	10,645	1,373,205
Broadridge Financial Solutions, Inc.	9,734	2,318,833
Dayforce, Inc. *	12,934	914,951
Equifax, Inc.	10,231	2,811,274
Jacobs Solutions, Inc.	10,460	1,465,760
Leidos Holdings, Inc.	11,157	1,584,629
Paychex, Inc.	26,885	3,970,108
Paycom Software, Inc.	4,211	874,035
SS&C Technologies Holdings, Inc.	17,888	1,448,034
TransUnion	16,077	1,595,642
Verisk Analytics, Inc.	11,858	3,408,463
		32,028,186
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	25,242	3,653,527
CoStar Group, Inc. *	33,826	2,591,071
Zillow Group, Inc., Class A *	4,510	357,192
Zillow Group, Inc., Class C *	13,421	1,103,475
		7,705,265
Residential REITs — 0.3%
AvalonBay Communities, Inc.	11,743	2,601,192

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — continued
Camden Property Trust	8,844	1,005,651
Equity LifeStyle Properties, Inc.	14,996	981,488
Equity Residential	28,514	2,013,944
Essex Property Trust, Inc.	5,333	1,517,612
Invitation Homes, Inc.	47,537	1,480,778
Mid-America Apartment Communities, Inc.	9,675	1,476,211
Sun Communities, Inc.	10,301	1,303,076
UDR, Inc.	24,870	1,038,074
		13,418,026
Retail REITs — 0.2%
Kimco Realty Corp.	55,835	1,253,496
Realty Income Corp.	72,323	3,951,729
Regency Centers Corp.	13,860	995,702
Simon Property Group, Inc.	25,469	4,428,040
		10,628,967
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc. *	134,540	15,599,913
Analog Devices, Inc.	41,227	8,735,589
Applied Materials, Inc.	68,425	12,340,449
Broadcom, Inc.	380,642	84,224,655
Enphase Energy, Inc. *	11,344	706,504
Entegris, Inc.	12,444	1,263,564
First Solar, Inc. *	8,444	1,414,539
Intel Corp.	358,303	6,961,827
KLA Corp.	11,116	8,206,276
Lam Research Corp.	106,784	8,654,843
Marvell Technology, Inc.	71,457	8,064,637
Microchip Technology, Inc.	44,100	2,394,630
Micron Technology, Inc.	92,028	8,396,635
Monolithic Power Systems, Inc.	3,865	2,463,435
NVIDIA Corp.	1,962,742	235,666,432
NXP Semiconductors NV (China)	21,237	4,428,976
ON Semiconductor Corp. *	35,742	1,870,736
QUALCOMM, Inc.	92,717	16,033,551
Skyworks Solutions, Inc.	13,269	1,177,757
Teradyne, Inc.	13,520	1,565,481
Texas Instruments, Inc.	75,780	13,989,746
		444,160,175
Software — 10.4%
Adobe, Inc. *	36,567	15,996,234
ANSYS, Inc. *	7,218	2,529,909
AppLovin Corp., Class A *	17,217	6,363,231
Aspen Technology, Inc. *	2,247	592,197
Atlassian Corp., Class A *	13,111	4,022,192
Autodesk, Inc. *	17,742	5,523,794
Bentley Systems, Inc., Class B	11,123	517,776

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Cadence Design Systems, Inc. *	22,737	6,766,986
Crowdstrike Holdings, Inc., Class A *	19,114	7,608,710
Datadog, Inc., Class A *	24,491	3,495,111
DocuSign, Inc. *	16,866	1,631,448
Dynatrace, Inc. *	22,935	1,324,496
Fair Isaac Corp. *	2,035	3,812,695
Fortinet, Inc. *	54,036	5,451,152
Gen Digital, Inc.	47,668	1,282,746
HubSpot, Inc. *	4,226	3,294,294
Intuit, Inc.	23,259	13,990,521
Microsoft Corp.	617,659	256,365,544
MicroStrategy, Inc., Class A * (b)	14,512	4,858,472
Oracle Corp.	133,519	22,706,241
Palantir Technologies, Inc., Class A *	165,480	13,650,445
Palo Alto Networks, Inc. *	54,336	10,020,645
PTC, Inc. *	9,893	1,914,098
Roper Technologies, Inc.	8,840	5,088,746
Salesforce, Inc.	76,878	26,269,213
ServiceNow, Inc. *	17,100	17,414,298
Synopsys, Inc. *	12,731	6,689,886
Tyler Technologies, Inc. *	3,481	2,094,309
Workday, Inc., Class A *	17,595	4,610,946
Zoom Communications, Inc., Class A *	19,914	1,731,323
Zscaler, Inc. *	7,625	1,544,749
		459,162,407
Specialized REITs — 0.9%
American Tower Corp.	38,728	7,162,744
Crown Castle, Inc.	35,950	3,209,616
Digital Realty Trust, Inc.	27,556	4,515,326
Equinix, Inc.	8,017	7,324,812
Extra Space Storage, Inc.	17,539	2,701,006
Iron Mountain, Inc.	24,257	2,463,784
Public Storage	13,143	3,922,923
SBA Communications Corp.	8,953	1,768,755
VICI Properties, Inc.	87,572	2,607,018
Weyerhaeuser Co.	60,407	1,849,662
		37,525,646
Specialty Retail — 1.9%
AutoZone, Inc. *	1,407	4,713,746
Best Buy Co., Inc.	16,271	1,397,028
Burlington Stores, Inc. *	5,272	1,496,879
CarMax, Inc. *	13,125	1,124,025
Carvana Co. *	9,872	2,443,123
Home Depot, Inc. (The)	82,437	33,962,395
Lowe's Cos., Inc.	47,124	12,254,125
O'Reilly Automotive, Inc. *	4,779	6,186,033
Ross Stores, Inc.	27,163	4,089,661

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
TJX Cos., Inc. (The)	93,608	11,681,342
Tractor Supply Co.	45,065	2,449,734
Ulta Beauty, Inc. *	3,975	1,638,296
		83,436,387
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	1,254,521	296,066,956
Dell Technologies, Inc., Class C	25,851	2,678,164
Hewlett Packard Enterprise Co.	107,990	2,288,308
HP, Inc.	79,879	2,596,068
NetApp, Inc.	17,142	2,093,038
Seagate Technology Holdings plc	16,739	1,612,970
Super Micro Computer, Inc. *	41,443	1,181,954
Western Digital Corp. *	28,600	1,862,718
		310,380,176
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	12,790	2,268,434
Lululemon Athletica, Inc. *	8,914	3,692,179
NIKE, Inc., Class B	97,530	7,500,057
		13,460,670
Tobacco — 0.6%
Altria Group, Inc.	140,796	7,353,775
Philip Morris International, Inc.	128,833	16,774,057
		24,127,832
Trading Companies & Distributors — 0.4%
Fastenal Co.	47,443	3,474,725
Ferguson Enterprises, Inc.	16,661	3,017,640
United Rentals, Inc.	5,444	4,126,879
Watsco, Inc.	2,893	1,384,561
WW Grainger, Inc.	3,711	3,943,568
		15,947,373
Water Utilities — 0.1%
American Water Works Co., Inc.	16,175	2,016,052
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	40,301	9,388,924
Total Common Stocks (Cost $3,292,169,490)		4,378,719,479
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,765)	1,730	1,765

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.7%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (c) (d) (Cost $26,521,725)	26,521,725	26,521,725
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d) (Cost $3,945,737)	3,945,737	3,945,737
Total Short-Term Investments (Cost $30,467,462)		30,467,462
Total Investments — 100.0% (Cost $3,322,638,717)		4,409,188,706
Liabilities in Excess of Other Assets — (0.0)% ^		(1,144,521)
NET ASSETS — 100.0%		4,408,044,185

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $3,806,897.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	92	03/21/2025	USD	27,895,550	70,657

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$83,761,368	$—	$—	$83,761,368
Air Freight & Logistics	13,183,588	—	—	13,183,588
Automobile Components	1,248,837	—	—	1,248,837
Automobiles	101,674,483	—	—	101,674,483
Banks	156,366,468	—	—	156,366,468
Beverages	47,741,098	—	—	47,741,098
Biotechnology	75,409,532	—	—	75,409,532
Broadline Retail	200,301,395	—	—	200,301,395
Building Products	22,579,188	—	—	22,579,188
Capital Markets	146,102,670	—	—	146,102,670
Chemicals	54,531,868	—	—	54,531,868
Commercial Services & Supplies	23,624,304	—	—	23,624,304
Communications Equipment	38,680,995	—	—	38,680,995
Construction & Engineering	3,718,697	—	—	3,718,697
Construction Materials	11,401,377	—	—	11,401,377
Consumer Finance	27,401,513	—	—	27,401,513
Consumer Staples Distribution & Retail	85,738,696	—	—	85,738,696
Containers & Packaging	10,838,491	—	—	10,838,491
Distributors	2,431,211	—	—	2,431,211
Diversified REITs	1,008,337	—	—	1,008,337
Diversified Telecommunication Services	27,902,812	—	—	27,902,812
Electric Utilities	62,436,621	—	—	62,436,621
Electrical Equipment	36,931,602	—	—	36,931,602
Electronic Equipment, Instruments & Components	25,416,197	—	—	25,416,197
Energy Equipment & Services	10,429,053	—	—	10,429,053
Entertainment	65,458,929	—	—	65,458,929
Financial Services	195,440,182	—	—	195,440,182
Food Products	24,949,248	—	—	24,949,248
Gas Utilities	1,836,241	—	—	1,836,241
Ground Transportation	38,248,030	—	—	38,248,030
Health Care Equipment & Supplies	101,211,035	—	—	101,211,035
Health Care Providers & Services	90,444,298	—	—	90,444,298
Health Care REITs	11,634,254	—	—	11,634,254
Health Care Technology	2,863,500	—	—	2,863,500
Hotel & Resort REITs	970,517	—	—	970,517
Hotels, Restaurants & Leisure	89,327,163	—	—	89,327,163
Household Durables	12,807,950	—	94,386	12,902,336
Household Products	45,747,644	—	—	45,747,644
Independent Power and Renewable Electricity Producers	5,362,235	—	—	5,362,235
Industrial Conglomerates	18,988,556	—	—	18,988,556
Industrial REITs	9,505,230	—	—	9,505,230
Insurance	90,256,119	—	—	90,256,119
Interactive Media & Services	314,587,490	—	—	314,587,490

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
IT Services	$65,824,032	$—	$—	$65,824,032
Life Sciences Tools & Services	49,279,211	—	—	49,279,211
Machinery	70,441,209	—	—	70,441,209
Media	22,883,934	—	—	22,883,934
Metals & Mining	13,096,177	—	—	13,096,177
Mortgage Real Estate Investment Trusts (REITs)	948,412	—	—	948,412
Multi-Utilities	25,884,137	—	—	25,884,137
Office REITs	951,625	—	—	951,625
Oil, Gas & Consumable Fuels	126,566,181	—	—	126,566,181
Passenger Airlines	7,973,268	—	—	7,973,268
Personal Care Products	4,672,170	—	—	4,672,170
Pharmaceuticals	136,219,629	—	—	136,219,629
Professional Services	32,028,186	—	—	32,028,186
Real Estate Management & Development	7,705,265	—	—	7,705,265
Residential REITs	13,418,026	—	—	13,418,026
Retail REITs	10,628,967	—	—	10,628,967
Semiconductors & Semiconductor Equipment	444,160,175	—	—	444,160,175
Software	459,162,407	—	—	459,162,407
Specialized REITs	37,525,646	—	—	37,525,646
Specialty Retail	83,436,387	—	—	83,436,387
Technology Hardware, Storage & Peripherals	310,380,176	—	—	310,380,176
Textiles, Apparel & Luxury Goods	13,460,670	—	—	13,460,670
Tobacco	24,127,832	—	—	24,127,832
Trading Companies & Distributors	15,947,373	—	—	15,947,373
Water Utilities	2,016,052	—	—	2,016,052
Wireless Telecommunication Services	9,388,924	—	—	9,388,924
Total Common Stocks	4,378,625,093	—	94,386	4,378,719,479
Rights	—	—	1,765	1,765
Short-Term Investments
Investment Companies	26,521,725	—	—	26,521,725
Investment of Cash Collateral from Securities Loaned	3,945,737	—	—	3,945,737
Total Short-Term Investments	30,467,462	—	—	30,467,462
Total Investments in Securities	$4,409,092,555	$—	$96,151	$4,409,188,706
Appreciation in Other Financial Instruments
Futures Contracts	$70,657	$—	$—	$70,657
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$50,972,583	$2,137,063	$1,137,532	$92,157	$10,390,107	$62,454,378	233,649	$289,894	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)	2,976,209	23,478,079	22,508,551	—	—	3,945,737	3,945,737	28,317	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (b) (c)	19,442,351	25,833,954	18,754,580	—	—	26,521,725	26,521,725	268,849	—
Total	$73,391,143	$51,449,096	$42,400,663	$92,157	$10,390,107	$92,921,840		$587,060	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.